                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-21032
                   ------------------------------------------

                     CREDIT SUISSE SHORT DURATION BOND FUND
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                     Credit Suisse Short Duration Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2003

Date of reporting period: September 1, 2002 to August 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

AUGUST 31, 2003


- CREDIT SUISSE
  SHORT DURATION BOND FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS,
P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2003

                                                              September 19, 2003

Dear Shareholder:

   We are writing to report on the results of the Credit Suisse Short Duration Bond Fund(1) (the "Fund") for the fiscal year ended August 31, 2003.

   At August 31, 2003, the net asset value ("NAV") of the Fund's Class A and Class C shares was $10.02 per share, compared to an NAV of $10.03 per share for Class A shares at August 31, 2002 and $10.16 per share for Class C shares at their inception date of May 1, 2003. Assuming the reinvestment of distributions totaling $0.34154 per Class A share and $0.07791 per Class C share, the Fund's total return (without the maximum sales charge of 3.00% and 0.75%, respectively) was 3.33% for Class A shares(2) for the year ended August 31, 2003 and a decline of 0.62% for Class C shares(2) for the period from May 1, 2003 (inception date) to August 31, 2003. By comparison, the Merrill Lynch 1-3 Year U.S. Treasury Index(3) gained 2.52% during the year ended August 31, 2003 and 0.05% during the period from May 1, 2003 to August 31, 2003.

   The Fund's goal is to maximize total return to the extent consistent with prudent investment and the preservation of capital. It invests in fixed income instruments whose average duration (I.E., a measure of the security's interest-rate risk) normally is one to three years, utilizing a buy-and-hold approach.

   We seek to generate current yields that are relatively higher than those obtainable from money-market instruments by investing primarily in fixed income sectors whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity U.S. Treasury debt. Collectively, such sectors are known as "spread product."

   The Fund's fiscal year was a challenging period for short-duration instruments such as those in which the Fund invests. Perhaps the key influence on trading activity was the widespread perception that interest rates, which were already historically low, were likely to continue to decline. The Federal Reserve cut its benchmark fed funds rate twice in the period, by a total of 3/4-point, to 1.00%, the lowest such level since 1958. The Fed additionally helped to fuel the perception that rates would fall further via highly publicized comments regarding its concerns about deflation.

   Falling short-term rates helped to incentivize investors to look for comparatively higher yields. This, in turn, meant that riskier debt sectors performed best, whether in absolute or relative terms. Returns were thus highest among lower-quality corporate bonds -- both high yield and in the lower tiers of investment-grade credits -- and longer-maturity instruments more broadly.

   We attribute the outperformance of the Fund's return versus that of its benchmark to the fact that the portfolio performed as intended. Specifically, our allocation of most of the Fund's assets to spread-product categories enabled us to capture higher yields than were available from Treasury issues of comparable maturity. We fared best in this regard with asset-backed securities; prepayment-protected mortgage-backed securities; investment-grade corporate bonds; and a small, yet diversified, allocation to high yield.

   Looking ahead, we expect to keep the portfolio similarly positioned in high-quality spread product. As market conditions change, we may alter the proportions of total Fund assets held in different sectors as appropriate, whether to reduce downside risk or take advantage of pricing anomalies that we consider especially attractive.

   [Note: High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities. Corporate, mortgage-backed and asset-backed securities generally entail greater risk than government securities, including greater credit risks.]


Sincerely yours,

Credit Suisse Asset Management LLC


Jo Ann Corkran,                                             Leland E. Crabbe,
Managing Director and                                       Director and
Co-Portfolio Manager                                        Co-Portfolio Manager

Suzanne E. Moran,                                           David N. Fisher,
Director and                                                Vice President and
Co-Portfolio Manager                                        Co-Portfolio Manager

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SHORT DURATION BOND FUND(1) CLASS A SHARES(2) AND MERRILL LYNCH
    1-3 YEAR U.S. TREASURY INDEX(3),(4) FROM INCEPTION (7/23/02). (UNAUDITED)

             CREDIT SUISSE SHORT DURATION(1) - CLASS A(2)    MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX(3),(4)
 7/23/2002                                       $  9,700                                             $ 10,000
 7/31/2002                                       $  9,703                                             $ 10,000
 8/31/2002                                       $  9,760                                             $ 10,034
 9/30/2002                                       $  9,829                                             $ 10,117
10/31/2002                                       $  9,868                                             $ 10,140
11/30/2002                                       $  9,891                                             $ 10,110
12/31/2002                                       $  9,976                                             $ 10,205
 1/31/2003                                       $  9,994                                             $ 10,203
 2/28/2003                                       $ 10,053                                             $ 10,246
 3/31/2003                                       $ 10,081                                             $ 10,265
 4/30/2003                                       $ 10,119                                             $ 10,284
 5/31/2003                                       $ 10,165                                             $ 10,322
 6/30/2003                                       $ 10,180                                             $ 10,338
 7/31/2003                                       $ 10,083                                             $ 10,282
 8/31/2003                                       $ 10,084                                             $ 10,289

[CHART]

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SHORT DURATION BOND FUND(1) CLASS C SHARES(2) AND MERRILL LYNCH
      1-3 YEAR U.S. TREASURY INDEX(3) FROM INCEPTION (5/01/03). (UNAUDITED)

             CREDIT SUISSE SHORT DURATION(1) - CLASS C(2)    MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX(3),(4)
 5/1/2003                                        $ 10,000                                             $ 10,000
5/31/2003                                        $ 10,031                                             $ 10,038
6/30/2003                                        $ 10,041                                             $ 10,053
7/31/2003                                        $  9,940                                             $  9,998
8/31/2003                                        $  9,865                                             $ 10,005

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2003(1)

                                                                    SINCE
                                                 1 YEAR           INCEPTION
                                                 ------           ---------
  Class A Without Sales Charge                    3.33%              3.57%
  Class A With Maximum Sales Charge               0.23%              0.76%
  Class C Without CSDC                              --              (0.62%)(5)
  Class C With CDSC                                 --              (1.35%)(5)

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                    SINCE
                                                 1 YEAR           INCEPTION
                                                 ------           ---------
  Class A Without Sales Charge                    3.76%              4.30%
  Class A With Maximum Sales Charge               0.66%              1.66%
  Class C Without CDSC                              --               0.47%(5)
  Class C With CDSC                                 --              (0.28%)(5)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum initial sales charge of 3.00%, which was waived through December 31, 2002), was 0.23%. Total return for Class C shares for the period from May 1, 2003 (inception date) to August 31, 2003, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was (1.35%).
(3) The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.
(4) Performance for the benchmark is not available for the period beginning July 23, 2002 (Inception date). For that reason, performance is shown for the period beginning August 1, 2002.
(5)  Returns for periods less than one year are not annualized.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2003

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
COROPORATE BONDS (27.3%)
AEROSPACE & DEFENSE (0.8%)
    $  1,250  Lockheed Martin Corp., Company
               Guaranteed Notes                                    (BBB , Baa2)     06/15/08    7.700   $   1,443,200
         390  Raytheon Co., Notes                                  (BBB- , Baa3)    08/15/07    6.750         432,844
                                                                                                        -------------
                                                                                                            1,876,044
                                                                                                        -------------
AGRICULTURE (0.9%)
       1,960  Cargill, Inc., Rule 144A, Notes++                      (A+ , A1)      05/01/06    6.250       2,134,173
                                                                                                        -------------
AUTOMOBILES (0.6%)
         200  Cummins, Inc., Notes                                  (BB+ , Ba2)     03/01/05    6.450         206,500
       1,100  DaimlerChrysler NA Holding Corp.,
               Global Company  Guaranteed Notes                     (BBB+ , A3)     09/01/04    6.900       1,148,243
         200  Lear Corp., Series B, Company
               Guaranteed Notes                                    (BBB- , Ba1)     05/15/05    7.960         215,500
                                                                                                        -------------
                                                                                                            1,570,243
                                                                                                        -------------
BANKS (0.6%)
         800  Korea Exchange Bank, Subordinated Notes#,+            (B- , Baa3)     06/30/10   13.750         933,735
         540  Washington Mutual, Inc., Global Senior Notes          (BBB+ , A3)     01/15/07    5.625         578,545
                                                                                                        -------------
                                                                                                            1,512,280
                                                                                                        -------------
BUILDING PRODUCTS (0.3%)
         150  American Standard, Inc., Company
               Guaranteed Notes                                     (BB+ , Ba2)     04/15/05    7.375         158,813
         150  D.R. Horton, Inc., Company Guaranteed Notes           (BB , Ba1)      06/15/04    8.375         155,625
         500  Masco Corp., Notes                                   (BBB+ , Baa1)    05/03/04    6.000         513,615
                                                                                                        -------------
                                                                                                              828,053
                                                                                                        -------------
CABLE (0.5%)
       1,000  Comcast Cable Communications, Inc.,
               Global Notes                                        (BBB , Baa3)     05/01/07    8.375       1,145,422
                                                                                                        -------------
CHEMICALS (0.0%)
         100  Georgia Gulf Corp., Notes                            (BBB- , Ba2)     11/15/05    7.625         104,000
                                                                                                        -------------
DIVERSIFIED FINANCIALS (5.0%)
         780  CIT Group, Inc., Global Senior Notes                   (A , A2)       04/02/07    7.375         876,507
       1,800  Countrywide Home Loans, Inc., Global
               Company Guaranteed Notes                              (A , A3)       06/15/04    6.850       1,875,362
         345  Countrywide Home Loans, Inc., Global Notes             (A , A3)       05/21/08    3.250         329,743
       2,755  Ford Motor Credit Co., Global Notes                   (BBB , A3)      07/16/04    6.700       2,839,251
       1,770  General Electric Capital Corp., Series MTNA,
               Global Notes                                         (AAA , Aaa)     03/15/07    5.375       1,890,317
       1,700  General Motors Acceptance Corp., Global Notes         (BBB , A3)      06/17/04    6.850       1,761,467
       2,355  Household Finance Corp., Global Notes                  (A , A1)       05/09/05    8.000       2,577,967
                                                                                                        -------------
                                                                                                           12,150,614
                                                                                                        -------------
ELECTRIC/GAS (3.4%)
         730  American Electric Power Company, Inc.,
               Series A, Global Notes                              (BBB , Baa3)     05/15/06    6.125         783,386

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
COROPORATE BONDS (CONTINUED)
ELECTRIC/GAS (CONTINUED)
    $    500  Consolidated Edison Company of New York,
               Debentures                                            (A , A1)       05/01/10    8.125   $     602,174
         840  Constellation Energy Group, Inc., Notes              (BBB+ , Baa1)    04/01/07    6.350         905,118
       1,455  Dominion Resources, Inc., Series B,
               Global Senior Notes                                 (BBB+ , Baa1)    07/15/05    7.625       1,588,262
         285  Energy East Corp., Notes                             (BBB , Baa2)     11/15/06    5.750         306,398
         895  FPL Group Capital, Inc., Notes                         (A- , A2)      04/11/06    3.250         900,589
         505  Midwest Energy, Inc., Senior Notes                   (BBB+ , Baa2)    10/15/09    8.700         596,542
         595  Ohio Edison Co., Rule 144A, Senior Notes++           (BBB- , Baa2)    05/01/08    4.000         567,698
         630  Progress Energy, Inc., Senior Notes                  (BBB- , Baa2)    03/01/06    6.750         683,593
         800  Sempra Energy, Notes                                  (A- , Baa1)     12/01/05    6.950         870,511
         500  Wisconsin Electric Power Co., Debentures              (A- , Aa3)      11/15/06    6.625         551,954
                                                                                                        -------------
                                                                                                            8,356,225
                                                                                                        -------------
ENTERTAINMENT (0.1%)
         200  International Game Technology, Senior Notes          (BBB , Baa3)     05/15/04    7.875         207,850
                                                                                                        -------------
ENVIRONMENTAL CONTROL (0.3%)
         415  Waste Management, Inc., Notes                        (BBB , Baa3)     12/01/03    6.375         419,326
         230  Waste Management, Inc., Notes#                       (BBB , Baa3)     04/30/04    8.000         238,598
                                                                                                        -------------
                                                                                                              657,924
                                                                                                        -------------
FINANCE (6.3%)
       2,205  American General Finance Corp.,
               Rule 144A, Notes++                                   (AAA , Aaa)     05/15/08    2.875       2,107,973
         750  Bank of America Corp., Global Senior Notes            (A+ , Aa2)      01/15/08    3.875         752,954
         500  Bank One Corp., Global Notes                           (A , Aa3)      08/01/08    6.000         543,887
       1,150  Bear Stearns Companies, Inc., Global Notes             (A , A2)       07/02/08    2.875       1,088,380
         525  Erac USA Finance Co., Rule 144A, Notes++             (BBB+ , Baa1)    05/01/05    8.250         571,594
         600  Franklin Resources, Inc., Notes                        (A , A2)       04/15/08    3.700         588,549
         985  Goldman Sachs Group, Inc., Global Notes               (A+ , Aa3)      01/15/08    4.125         991,688
         500  J.P. Morgan Chase & Co., Global Notes                  (A+ , A1)      05/30/07    5.250         530,372
       1,000  J.P. Morgan Chase & Co., Global Senior Notes           (A+ , A1)      05/01/08    3.625         985,471
       1,000  Lehman Brothers Holdings, Inc., Global Notes           (A , A2)       01/22/08    4.000       1,002,562
         500  Merrill Lynch & Company, Inc., Global Notes           (A+ , Aa3)      11/15/07    4.000         500,128
         850  Merrill Lynch & Company, Inc., Notes                  (A+ , Aa3)      07/15/08    3.125         817,566
       2,640  Morgan Stanley Capital I, Series 2003-T11,
               Class A1#                                            (AAA , Aaa)     06/13/41    3.260       2,624,738
       1,000  Morgan Stanley Dean Witter & Co.,
               Global Bonds                                         (A+ , Aa3)      04/01/07    5.800       1,074,552
         400  Textron Financial Corp., Global Notes                  (A- , A3)      12/09/04    7.125         422,850
         750  Textron Financial Corp., Global Notes                  (A- , A3)      06/01/07    5.875         796,012
                                                                                                        -------------
                                                                                                           15,399,276
                                                                                                        -------------
FOOD PRODUCTS (1.6%)
         400  Albertson's, Inc., Senior Notes                      (BBB , Baa1)     08/01/04    6.550         414,304
         200  Archer-Daniels-Midland Co., Debentures                 (A+ , A1)      01/15/06   10.250         234,347

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
COROPORATE BONDS (CONTINUED)
FOOD PRODUCTS (CONTINUED)
    $  1,095  ConAgra Foods, Inc., Notes                           (BBB+ , Baa1)    09/15/06   6.000    $   1,185,851
         500  Sara Lee Corp., Notes                                  (A+ , A3)      06/15/06   1.950          490,891
       1,370  Unilever Capital Corp., Global Company
               Guaranteed Notes                                      (A+ , A1)      11/01/05   6.875        1,500,909
                                                                                                        -------------
                                                                                                            3,826,302
                                                                                                        -------------
GAMING (0.4%)
         200  Harrah's Operating Company, Inc., Company
               Guaranteed Notes                                     (BB+ , Ba1)     12/15/05   7.875          216,500
         200  MGM Mirage, Inc., Company Guaranteed Notes            (BB+ , Ba2)     06/01/07   9.750          224,000
         150  Mohegan Tribal Gaming Authority, Senior Notes         (BB , Ba2)      01/01/06   8.125          160,688
         250  Park Place Entertainment Corp.,
               Senior Subordinated Notes                            (BB+ , Ba2)     12/15/05   7.875          263,750
                                                                                                        -------------
                                                                                                              864,938
                                                                                                        -------------
HEALTHCARE SERVICES (0.3%)
         200  HCA, Inc., Notes                                     (BBB- , Ba1)     06/15/05   6.910          208,872
         290  HCA, Inc., Notes                                     (BBB- , Ba1)     07/01/07   7.000          304,905
         200  Caremark Rx, Inc., Senior Notes                       (BB+ , Ba2)     10/01/06   7.375          213,000
                                                                                                        -------------
                                                                                                              726,777
                                                                                                        -------------
INSURANCE (0.9%)
       2,120  MetLife, Inc., Debentures                              (A , A2)       05/15/05   3.911        2,184,225
                                                                                                        -------------
MEDIA (0.7%)
         940  AOL Time Warner, Inc., Global Company
               Guaranteed Notes                                    (BBB+ , Baa1)    05/01/05   5.625          985,684
         230  Cox Communications, Inc., Notes                      (BBB , Baa2)     08/15/06   7.750          258,085
         537  Walt Disney Co., Global Senior Notes                 (BBB+ , Baa1)    12/15/03   5.125          543,091
                                                                                                        -------------
                                                                                                            1,786,860
                                                                                                        -------------
MEDICAL PRODUCTS & SUPPLIES (0.7%)
         585  Baxter International, Inc., Notes                      (A , A3)       05/01/07   5.250          618,499
         900  Bristol-Myers Squibb Co., Global Notes                (AA- , A1)      10/01/06   4.750          941,806
         200  Manor Care, Inc., Senior Notes                        (BBB , Ba1)     06/15/06   7.500          214,000
                                                                                                        -------------
                                                                                                            1,774,305
                                                                                                        -------------
OIL & GAS (0.0%)
         108  Pride International, Inc., Senior Notes               (BB , Ba2)      05/01/07   9.375          111,780
                                                                                                        -------------
PAPER & FOREST PRODUCTS (0.1%)
         175  Georgia-Pacific Corp., Notes                          (BB+ , Ba3)     05/15/06   7.500          178,063
                                                                                                        -------------
PHARMACEUTICALS (0.3%)
         790  American Home Products Corp., Notes                    (A , A3)       02/15/05   7.900          855,012
                                                                                                        -------------
REAL ESTATE (0.3%)
         650  EOP Operating LP, Senior Notes                       (BBB+ , Baa1)    02/15/05   6.625          688,502
                                                                                                        -------------
RESTAURANTS (0.0%)
          85  Yum! Brands, Inc., Senior Notes                       (BB+ , Ba1)     04/15/06   8.500           93,288
                                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
COROPORATE BONDS (CONTINUED)
RETAIL STORES (0.1%)
    $    200  Pep Boys - Manny, Moe & Jack,
               Series MTNB, Notes                                   (BB- , B2)      07/07/06    6.920   $     201,500
                                                                                                        -------------
TELECOMMUNICATIONS (2.3%)
         305  360 Communications Co., Senior Notes                   (A , A2)       03/01/06    7.500         340,768
         300  ALLTEL Corp., Debentures                               (A , A2)       04/01/04    7.250         310,119
         650  AT&T Wireless Services, Inc.,
               Global Senior Notes                                 (BBB , Baa2)     03/01/06    7.350         713,748
         230  Cingular Wireless LLC, Global Senior Notes             (A+ , A3)      12/15/06    5.625         246,048
         265  Citizens Communications Co.,
               Global Senior Notes                                 (BBB , Baa2)     08/15/08    7.625         302,173
         695  Citizens Communications Co., Notes                   (BBB , Baa2)     05/15/06    8.500         787,634
         515  Deutsche Telekom International Finance BV,
               Global Company Guaranteed Notes#                    (BBB+ , Baa3)    06/15/05    1.000         564,907
       1,480  Verizon Global Funding Corp., Global Notes             (A+ , A2)      06/15/07    6.125       1,608,981
         635  Verizon Wireless Capital LLC, Global Notes             (A+ , A3)      12/15/06    5.375         674,174
                                                                                                        -------------
                                                                                                            5,548,552
                                                                                                        -------------
TELEPHONE (0.8%)
         750  AT&T Corp., Global Senior Notes#                     (BBB , Baa2)     11/15/06    7.000         832,447
         950  BellSouth Corp., Global Notes                          (A+ , A1)      10/15/06    5.000       1,008,904
                                                                                                        -------------
                                                                                                            1,841,351
                                                                                                        -------------
TOTAL CORPORATE BONDS (Cost $66,053,586)                                                                   66,623,559
                                                                                                        -------------
ASSET BACKED SECURITIES (20.7%)
       1,100  American Business Financial Services,
               Series 2002-1, Class A3                              (AAA , Aaa)     04/15/19    4.750       1,117,359
       1,640  American Express Credit Account Master Trust,
               Series 2001-7, Class A#                              (AAA , Aaa)     02/16/09    1.230       1,644,585
         409  AQ Finance NIM Trust, Series 2002-NA4++,#            (BBB- , Aaa)     09/25/32   10.330         409,143
         671  AQ Finance NIM Trust, Series 2003-N1++,#             (BBB- , Aaa)     03/25/33    9.370         663,853
       2,000  Bank One Issuance Trust, Series 2002-A1,
               Class A1#                                            (AAA , Aaa)     01/15/10    1.220       2,004,602
         970  Bay View Auto Trust, Series 2002-LJ1,
               Class A3#                                            (AAA , Aaa)     12/25/07    2.920         979,181
       2,200  BMW Vehicle Owner Trust, Series 2003-A,
               Class A3#                                            (AAA , Aaa)     02/25/07    1.940       2,197,938
       1,100  BMW Vehicle Owner Trust, Series 2003-A,
               Class A4#                                            (AAA , Aaa)     02/25/08    2.530       1,088,534
       1,131  Capital Auto Receivables Asset Trust,
               Series 2002-4, Class A2A#                            (AAA , Aaa)     01/17/05    1.160       1,130,824
       1,000  Caterpillar Financial Asset Trust,
               Series 2002-A, Class A3#                             (AAA , Aaa)     02/25/08    3.150       1,013,797
       3,715  Centex Home Equity, Series 2000-C, Class A4           (AAA , Aaa)     05/25/29    7.720       3,947,381
       1,360  Chase Manhattan Auto Owner Trust,
               Series 2003-A, Class A2#                             (AAA , Aaa)     01/16/06    1.260       1,358,908

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
ASSET BACKED SECURITIES (CONTINUED)
    $  2,175  Citibank Credit Card Issuance Trust,
               Series 2000-A3, Class A3#                            (AAA , Aaa)     11/16/09   6.875    $   2,454,529
       1,180  Citibank Credit Card Issuance Trust,
               Series 2002-A1, Class A1                             (AAA , Aaa)     02/09/09   4.950        1,245,366
       2,000  Citibank Credit Card Issuance Trust,
               Series 2002-A5, Class A5#                            (AAA , Aaa)     09/17/07   1.180        2,001,638
       2,634  Citibank Credit Card Issuance Trust,
               Series 2002-A9, Class A9#                            (AAA , Aaa)     12/17/07   1.159        2,636,221
         274  Conseco Finance Securitzations Corp.,
               Series 2000-1, Class A3                              (AAA , A1)      05/01/31   7.300          275,968
       1,000  Countrywide Asset-Backed Certificates,
               Series 2001-BC1, Class A6                            (AAA , Aaa)     11/25/31   6.565        1,067,645
       2,839  Countrywide Asset-Backed Certificates,
               Series 2003-BC1, Class A1#                           (AAA , Aaa)     03/25/33   1.510        2,844,621
       1,000  Countrywide Home Equity Loan Trust,
               Series 2001-1, Class AF6                             (AAA , Aaa)     07/25/31   6.434        1,053,981
       1,162  Countrywide Home Equity Loan Trust,
               Series 2003-C, Class A#                              (AAA , Aaa)     05/15/28   1.350        1,159,881
         250  Embarcadero Aircraft Securitization Trust,
               Series 2000-A, Class A1++,#                          (BBB , Ba2)     08/15/25   1.590           87,500
       2,200  Ford Credit Auto Owner Trust, Series 2002-B,
               Class A3A#                                           (AAA , Aaa)     12/15/05   4.140        2,236,782
       1,304  Greenpoint Home Equity Loan Trust,
               Series 2003-1, Class A#                              (AAA , Aaa)     04/15/29   1.380        1,302,304
         334  Household Automotive Trust, Series 2002-1,
               Class A2#                                            (AAA , Aaa)     05/17/05   2.750          334,965
         866  Household Home Equity Loan Trust,
               Series 2002-1, Class A#                              (AAA , Aaa)     12/22/31   1.480          867,094
         488  Ikon Receivables LLC, Series-1, Class A3#             (AAA , Aaa)     01/15/06   1.350          488,408
         632  IMC Home Equity Loan Trust, Series 1997-5,
               Class A10                                            (AAA , Aaa)     11/20/28   6.880          657,062
         734  IMC Home Equity Loan Trust, Series 1997-7,
               Class A8#                                            (AAA , Aaa)     02/20/29   6.650          759,466
         830  Indymac Home Equity Loan Asset-Backed Trust,
               Series 2000-C, Class AF6                             (AAA , Aaa)     02/25/30   7.340          875,460
         746  Life Financial Services Trust, Series 1998-1,
               Class A6                                             (AAA , Aaa)     08/25/28   6.200          780,056
         688  Master Alternative Loan Trust, Series 2002-3,
               Class A2                                             (AAA , Aaa)     12/25/32   3.762          688,948
       1,660  MBNA Master Credit Card Trust, Series 1996-G,
               Class A#                                             (AAA , Aaa)     12/15/08   1.290        1,667,504
         447  Mellon Residental Funding Corp.,
               Series 1998-TBC1, Class A3#                          (AAA , NR)      10/25/28   4.686          453,575
         524  New South Motor Vehicle Trust, Series 2002-A,
               Class A2#                                            (AAA , Aaa)     12/15/05   1.940          525,131
       1,012  Saxon Asset Securities Trust, Series 2001-3,
               Class AF3#                                           (AAA , Aaa)     08/25/20   4.490        1,015,408

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
ASSET BACKED SECURITIES (CONTINUED)
    $    300  Sears Credit Acount Master Trust,
               Series 1995-5, Class A#                              (AAA , Aaa)     01/15/08   6.050    $     303,282
       1,950  USAA Auto Owner Trust, Series 2003-1,
               Class A2#                                            (AAA , Aaa)     04/17/06   1.220        1,942,992
         984  Vanderbilt Mortgage Finance, Series 1998-C,
               Class 1B1#                                           (BBB , Baa)     02/07/15   6.970        1,009,163
       1,000  Volkswagon Credit Auto Master Trust,
               Series 2000-1, Class A#                              (AAA , Aaa)     08/20/07   1.275        1,001,719
       1,240  Whole Auto Loan Trust, Series 2002-1, Class A3        (AAA , Aaa)     08/15/06   2.600        1,253,368
                                                                                                        -------------
TOTAL ASSET BACKED SECURITIES (Cost $50,726,226)                                                           50,546,142
                                                                                                        -------------
MORTGAGE-BACKED SECURITIES (39.2%)
         847  Aames Mortgage Trust, Series 1998-C,
               Class A6F                                            (AAA , Aaa)     09/15/28   6.133          875,824
       1,000  AmeriQuest Mortgage Securities, Inc.,
               Series 2002-2, Class AF3                             (AAA , Aaa)     09/25/25   4.840        1,022,385
       1,000  AmeriQuest Mortgage Securities, Inc.,
               Series 2002-3, Class AF4                             (AAA , Aaa)     09/25/32   4.640        1,029,881
         629  Chase Funding Mortgage Loan, Series 2000-3,
               Class IA4                                            (AAA , Aaa)     10/25/26   7.574          644,584
       1,471  Chase Funding Mortgage Loan, Series 2001-3,
               Class 1A3#                                           (AAA , Aaa)     03/25/20   4.788        1,478,757
       1,021  Citifinancial Mortgage Securities, Inc.,
               Series 2003-1, Class AV#                             (AAA , Aaa)     01/25/33   1.410        1,022,579
         300  Fannie Mae, Global Notes                              (AAA , Aaa)     06/15/06   5.250          320,721
       3,839  Fannie Mae, Pool #254591                              (AAA , Aaa)     01/01/18   5.500        3,928,760
       3,324  Fannie Mae, Pool #313409                              (AAA , Aaa)     03/01/12   6.500        3,508,268
       1,328  Fannie Mae, Pool #535546                              (AAA , Aaa)     12/01/14   5.500        1,362,242
       1,424  Fannie Mae, Pool #545162                              (AAA , Aaa)     12/01/13   6.500        1,501,427
       2,544  Fannie Mae, Pool #571868                              (AAA , Aaa)     05/01/14   6.000        2,642,934
         480  Fannie Mae, Pool #633075#                             (AAA , Aaa)     02/01/32   5.350          489,593
       1,032  Fannie Mae, Pool #651933#                             (AAA , Aaa)     07/01/32   5.140        1,054,714
       2,137  Fannie Mae, Pool #665370                              (AAA , Aaa)     10/01/17   6.000        2,218,855
       2,656  Fannie Mae, Pool #669433                              (AAA , Aaa)     11/01/17   6.000        2,756,917
       1,382  Fannie Mae, Pool #674704                              (AAA , Aaa)     01/01/18   5.500        1,414,405
       3,774  Fannie Mae, Pool #675346#                             (AAA , Aaa)     12/01/32   4.578        3,803,490
       1,861  Fannie Mae, Pool #699531#                             (AAA , Aaa)     07/01/33   4.002        1,842,828
         285  Fannie Mae, Series 2001-63, Class AQ                  (AAA , Aaa)     01/25/31   5.750          290,480
         334  Fannie Mae, Series 2002-55, Class QA                  (AAA , Aaa)     02/25/09   5.500          335,331
         476  Fannie Mae, Series 2002-57, Class BC                  (AAA , Aaa)     06/25/15   5.500          485,840
         633  Fannie Mae, Series 2002-57, Class DJ                  (AAA , Aaa)     06/25/29   5.000          640,933
         861  Fannie Mae, Series 2002-70, Class BK#                 (AAA , Aaa)     12/25/14   5.000          876,245
       1,000  Fannie Mae, Series 2002-70, Class PT                  (AAA , Aaa)     03/25/12   4.500        1,007,237
       1,000  Fannie Mae, Series 2002-70, Class QL                  (AAA , Aaa)     12/25/17   4.500        1,010,967
       1,899  Fannie Mae, Series 2002-94, Class KA#                 (AAA , Aaa)     11/25/20   5.500        1,911,670
       1,000  Fannie Mae, Series 2002-W4, Class A2                  (AAA , Aaa)     05/25/42   5.100        1,011,599
       1,000  Fannie Mae, Series 2002-W7, Class A2                  (AAA , Aaa)     03/25/22   4.800        1,031,891

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
    $  1,000  Fannie Mae, Series 2002-W7, Class A3                  (AAA , Aaa)     01/25/25   5.250    $   1,029,034
       1,000  Fannie Mae, Series 2002-W9, Class A2#                 (AAA , Aaa)     08/25/42   4.700        1,006,629
       8,500  Federal Home Loan Bank, Global Bonds                  (AAA , Aaa)     03/15/06   2.500        8,504,879
       2,350  FHLMC Structed Pass-through Seurities,
               Series H008, Class A3#                               (AAA , Aaa)     06/15/07   2.290        2,295,564
       2,020  FHLMC Structed Pass-through Seurities,
               Series T-56, Class A1A#                              (AAA , Aaa)     10/25/30   1.863        2,015,967
       3,620  Freddie Mac, Global Notes                             (AAA , Aaa)     04/15/06   2.375        3,598,106
       4,185  Freddie Mac, Global Notes                             (AAA , Aaa)     07/15/06   5.500        4,501,604
       1,465  Freddie Mac, Pool #789806#                            (AAA , Aaa)     09/01/32   5.119        1,491,721
         533  Freddie Mac, Series 2474, Class NE                    (AAA , Aaa)     07/15/17   5.000          551,370
       1,666  Freddie Mac, Series 2533, Class KC                    (AAA , Aaa)     10/15/10   4.250        1,673,159
         935  GE Capital Commercial Mortgage Corp.,
               Series 2001-3, Class A1#                             (AAA , Aaa)     06/10/38   5.560          983,588
         743  GE Capital Mortgage Services, Inc.,
               Series 1998-HE1, Class A7#                           (AAA , Aaa)     06/25/28   6.465          765,693
       1,000  GE Capital Mortgage Services, Inc.,
               Series 1999-HE2, Class A5                            (AAA , Aaa)     03/25/29   7.510        1,038,438
         239  Ginnie Mae, Series 2001-5, Class PR                   (AAA , Aaa)     10/20/26   6.500          240,501
       2,348  GMAC Mortgage Corporation Loan Trust,
               Series 2001-CL1, Class A3#                           (AAA , Aaa)     05/25/27   6.390        2,389,329
       1,374  GMAC Mortgage Corporation Loan Trust,
               Series 2003-HE2, Class A1#                           (AAA , Aaa)     12/25/15   1.210        1,374,044
         931  LB UBS Commercial Mortgage Trust,
               Series 2001-C3, Class A1#                            (AAA , Aaa)     06/15/20   6.058          995,856
       1,495  Master Adjustable Rate Mortgages Trust,
               Series 2003-1, Class 2A1#                            (AAA , Aaa)     12/25/32   4.650        1,488,985
       1,807  Merrill Lynch Mortgage Investors, Inc.,
               Series-WMC1, Class A2#                               (AAA , Aaa)     11/25/33   1.470        1,808,977
       1,044  Mortgage Lenders Network, Series 1998-2,
               Class A1                                             (AAA , Aaa)     07/25/29   6.605        1,088,690
       1,356  Option One Mortgage Loan Trust,
               Series 2002-2, Class A#                              (AAA , Aaa)     06/25/32   1.380        1,356,765
       1,040  Residential Asset Mortgage Products, Inc.,
               Series 2001-RS3, Class AI4#                          (AAA , Aaa)     10/25/31   6.290        1,066,000
         122  Residential Asset Mortgage Products, Inc.,
               Series 2002-RP1, Class A1++                          (AAA , Aaa)     03/25/33   2.244          120,097
       1,025  Residential Asset Mortgage Products, Inc.,
               Series 2002-RS5, Class AI2                           (AAA , Aaa)     03/25/22   3.202        1,027,860
       1,940  Residential Asset Mortgage Products, Inc.,
               Series 2003-RS2, Class AI2                           (AAA , Aaa)     03/25/24   2.609        1,944,850
       2,500  Residential Asset Mortgage Products, Inc.,
               Series 2003-RS6, Class AI3#                          (AAA , Aaa)     12/25/28   3.080        2,473,437
         649  Residential Funding Mortgage Securities I,
               Series 2000-HI1, Class AI6                           (AAA , Aaa)     03/25/20   8.090          663,881
         700  Salomon Brothers Mortgage Securities VII,
               Series 1997-TZH, Class B++,#                         (NR , Aa1)      03/25/25   7.491          753,888

                 See Accompanying Notes to Financial Statements.

        PAR                                                          RATINGS+
       (000)                                                       (S&P/MOODY'S)    MATURITY   RATE%        VALUE
       -----                                                       -------------    --------   -----        -----
MORTGAGE-BACKED SECURITIES (CONTINUED)
    $    715  Salomon Brothers Mortgage Securities VII,
               Series 2002-WMC2, Class A2#                          (AAA , Aaa)     09/24/32   1.390    $     716,468
       3,000  SLM Student Loan Trust, Series 2000-1,
               Class A2L#                                           (AAA , Aaa)     01/25/13   1.290        3,012,189
       2,010  SLM Student Loan Trust, Series 2003-1,
               Class A2#                                            (AAA , Aaa)     06/17/13   1.159        2,011,691
                                                                                                        -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $96,106,167)                                                        95,510,617
                                                                                                        -------------
FOREIGN BONDS (2.1%)
ELECTRIC/GAS (0.9%)
       2,075  Pacificorp Australia, Rule 144A, Bonds++              (AAA , Aaa)     01/15/08   6.150        2,237,684
                                                                                                        -------------
OIL & GAS (0.5%)
       1,000  Petroleos Mexicanos, Rule 144A, Bonds++              (BBB- , Baa1)    06/01/07   9.000        1,152,500
                                                                                                        -------------
SOVEREIGN (0.5%)
       1,000  Government of Russia, Series VI, Debentures           (BB , Ba3)      05/14/06   3.000          957,453
         150  Republic of Philippines, Restructured Debt,
               Foreign Government Guaranteed#                       (BB , Ba1)      01/05/05   1.933          148,500
                                                                                                        -------------
                                                                                                            1,105,953
                                                                                                        -------------
TELECOMMUNICATIONS (0.2%)
         550  France Telecom SA, Global Notes#                     (BBB , Baa3)     03/01/06   8.700          611,681
                                                                                                        -------------
TOTAL FOREIGN BONDS (Cost $5,143,205)                                                                       5,107,818
                                                                                                        -------------
UNITED STATES TREASURY OBLIGATIONS (9.7%)
           2  U.S. Treasury Notes                                   (AAA , Aaa)     12/31/04   1.750            2,006
      10,770  U.S. Treasury Notes                                   (AAA , Aaa)     06/30/05   1.125       10,639,166
         310  U.S. Treasury Notes                                   (AAA , Aaa)     07/31/05   1.500          307,845
      12,290  U.S. Treasury Notes                                   (AAA , Aaa)     08/15/06   2.375       12,256,399
         375  U.S. Treasury Notes                                   (AAA , Aaa)     08/15/08   3.250          371,807
                                                                                                        -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $23,637,045)                                                                                         23,577,223
                                                                                                        -------------
COMMERCIAL PAPER (1.6%)
BANKS (1.6%)
       4,000  UBS Finance, Inc. (Cost $3,999,879)                   (A1+ , P-1)     09/02/03   1.090        3,999,879
                                                                                                        -------------

                 See Accompanying Notes to Financial Statements.

        PAR
       (000)                                                                        MATURITY   RATE%        VALUE
       -----                                                                        --------   -----        -----
SHORT-TERM INVESTMENT (0.2%)
    $    366  State Street Bank and Trust Co. Euro Time Deposit
               (Cost $366,000)                                                      09/02/03   0.750    $     366,000
                                                                                                        -------------
TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $246,032,108)                                                   245,731,238

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)                                                              (1,950,606)
                                                                                                        -------------

NET ASSETS (100.0%)                                                                                     $ 243,780,632
                                                                                                        =============

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2003, these securities amounted to a value of $10,806,103 or 4.4% of net assets.

+ Step Bond -- The interest stated is as of August 31, 2003 and will reset at a future date.

# Variable rate obligations -- The interest rate shown is the rate as of August 31, 2003.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

ASSETS
     Investments at value (Cost $246,032,108) (Note 1)                        $   245,731,238
     Cash                                                                                 534
     Interest receivable                                                            1,729,895
     Receivable for fund shares sold                                                   88,005
     Prepaid expenses                                                                  54,074
                                                                              ---------------
       Total Assets                                                               247,603,746
                                                                              ---------------
LIABILITIES
     Advisory fee payable (Note 2)                                                     52,008
     Administrative services fee payable (Note 2)                                      47,731
     Distribution fee payable (Note 2)                                                 52,677
     Payable for investments purchased                                              3,014,505
     Payable for fund shares redeemed                                                 211,908
     Dividend payable                                                                 280,082
     Other accrued expenses payable                                                   164,203
                                                                              ---------------
       Total Liabilities                                                            3,823,114
                                                                              ---------------
NET ASSETS
     Capital stock, $0.001 par value (Note 5)                                          24,334
     Paid-in capital (Note 5)                                                     244,978,104
     Accumulated net investment loss                                                  (34,447)
     Accumulated net realized loss from investments                                  (886,489)
     Net unrealized depreciation from investments                                    (300,870)
                                                                              ---------------
       Net Assets                                                             $   243,780,632
                                                                              ===============
A SHARES
     Net assets                                                               $   241,869,057
     Shares outstanding                                                            24,143,584
                                                                              ---------------
     Net asset value and redemption price per share                           $         10.02
                                                                              ===============
     Maximum offering price per share (net asset value/(1-3.00%))             $         10.33
                                                                              ===============
C SHARES
     Net assets                                                               $     1,911,575
     Shares outstanding                                                               190,793
                                                                              ---------------
     Net asset value and offering price per share                             $         10.02
                                                                              ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2003

INTEREST INCOME (Note 1)                                                      $     6,603,365
                                                                              ---------------
EXPENSES
     Investment advisory fees (Note 2)                                                771,289
     Administrative services fees (Note 2)                                            330,257
     Distribution fees (Note 2)                                                       483,428
     Offering costs (Note 2)                                                          116,142
     Legal fees                                                                        86,150
     Registration fees                                                                 59,300
     Audit fees                                                                        35,326
     Printing fees (Note 2)                                                            28,349
     Custodian fees                                                                    21,072
     Transfer agent fees                                                               20,324
     Trustee's fees                                                                    16,176
     Miscellaneous expense                                                              8,448
                                                                              ---------------
     Total expenses                                                                 1,976,261
     Less: fees waived (Note 2)                                                      (411,956)
                                                                              ---------------
       Net expenses                                                                 1,564,305
                                                                              ---------------
         Net investment income                                                      5,039,060
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
     Net realized gain from investments                                               326,580
     Net change in unrealized appreciation (depreciation) from investments           (619,263)
                                                                              ---------------
     Net realized and unrealized loss from investments                               (292,683)
                                                                              ---------------
     Net increase in net assets resulting from operations                     $     4,746,377
                                                                              ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR        FOR THE PERIOD
                                                                                   ENDED               ENDED
                                                                              AUGUST 31, 2003    AUGUST 31, 2002(1)
                                                                              ---------------    ------------------
FROM OPERATIONS
  Net investment income                                                       $     5,039,060    $          300,044
  Net realized gain (loss) from investments                                           326,580               (11,740)
  Net change in unrealized appreciation (depreciation) from investments              (619,263)              318,393
                                                                              ---------------    ------------------

    Net increase in net assets resulting from operations                            4,746,377               606,697
                                                                              ---------------    ------------------
FROM DIVIDENDS
  Dividends from net investment income
  Class A shares                                                                   (6,312,383)             (325,402)
  Class C shares                                                                       (5,955)                   --
                                                                              ---------------    ------------------

    Net decrease in net assets resulting from dividends                            (6,318,338)             (325,402)
                                                                              ---------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                    285,297,987           123,925,106
  Reinvestment of dividends                                                         3,612,369               170,601
  Net asset value of shares redeemed                                             (159,755,275)           (8,279,490)
                                                                              ---------------    ------------------

    Net increase in net assets from capital share transactions                    129,155,081           115,816,217
                                                                              ---------------    ------------------
  Net increase in net assets                                                      127,583,120           116,097,512

NET ASSETS
  Beginning of year                                                               116,197,512               100,000(2)
                                                                              ---------------    ------------------

  End of year                                                                 $   243,780,632    $      116,197,512
                                                                              ===============    ==================

  Undistributed Net Investment Income (Loss)                                  $       (34,447)   $           28,037
                                                                              ===============    ==================

----------
(1)  For the period July 23, 2002 (inception date) through August 31, 2002.
(2)  The Fund was seeded on May 8, 2002 and commenced operations on July 23,
     2002.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR       FOR THE PERIOD
                                                                                  ENDED              ENDED
                                                                             AUGUST 31, 2003   AUGUST 31, 2002(1)
                                                                             ---------------   ------------------
PER SHARE DATA
  Net asset value, beginning of period                                       $         10.03   $            10.00
                                                                             ---------------   ------------------
INVESTMENT OPERATIONS
  Net investment income                                                                 0.34                 0.03
  Net gain (loss) on investments
    (both realized and unrealized)                                                     (0.01)                0.03
                                                                             ---------------   ------------------

      Total from investment operations                                                  0.33                 0.06
                                                                             ---------------   ------------------
LESS DIVIDENDS
  Dividends from net investment income                                                 (0.34)               (0.03)
                                                                             ---------------   ------------------

NET ASSET VALUE, END OF PERIOD                                               $         10.02   $            10.03
                                                                             ===============   ==================

      Total return(2)                                                                   3.33%                0.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                   $       241,869   $          116,198
    Ratio of expenses to average net assets                                             0.81%                0.75%(3)
    Ratio of net investment income to average net assets                                2.62%                2.85%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                              0.21%                0.64%(3)
  Portfolio turnover rate                                                                 62%                   0%

----------
(1) For the period July 23, 2002 (inception date) through August 31, 2002.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)

                                                                                FOR THE PERIOD
                                                                                    ENDED
                                                                              AUGUST 31, 2003(1)
                                                                              ------------------
PER SHARE DATA
  Net asset value, beginning of period                                        $            10.16
                                                                              ------------------
INVESTMENT OPERATIONS
  Net investment income                                                                     0.08
  Net gain (loss) on investments
    (both realized and unrealized)                                                         (0.14)
                                                                              ------------------

      Total from investment operations                                                     (0.06)
                                                                              ------------------
LESS DIVIDENDS
  Dividends from net investment income                                                     (0.08)
                                                                              ------------------

NET ASSET VALUE, END OF PERIOD                                                $            10.02
                                                                              ==================
      Total return(2)                                                                      (0.62)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                    $            1,912
    Ratio of expenses to average net assets(3)                                              1.35%
    Ratio of net investment income to average net assets(3)                                (1.18)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(3)                                               0.16%
  Portfolio turnover rate                                                                     62%

----------
(1) For the period May 1, 2003 (inception date) through August 31, 2003.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

   The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold with a front-end sales charge of up to 3.00% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 0.75% of the average daily net assets of the Fund's Class C shares, although the Fund is authorized to pay up to 1.00% of the average daily net assets of its Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments, including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at August 31, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount. There was no income for the year ended August 31, 2003.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended August 31, 2003, investment advisory fees earned and voluntarily waived for the Fund were as follows:

           GROSS                                             NET
         ADVISORY                                         ADVISORY
            FEE                   WAIVER                     FEE
        ----------              -----------              -----------
        $  771,289              $  (411,956)             $   359,333

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended August 31, 2003, co-administrative services fees earned by CSAMSI were $192,822.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS                   ANNUAL RATE
        ------------------------                   -----------
        First $5 billion                 0.050% of average daily net assets
        Next $5 billion                  0.035% of average daily net assets
        Over $10 billion                 0.020% of average daily net assets

   For the year ended August 31, 2003, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $137,435.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For Class C shares of the Fund, the fee is calculated at an annual rate of 0.75% of the average daily net assets of the Class C shares, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets of its Class C shares. For the year ended August 31, 2003, distribution fees earned by CSAMSI were as follows:

        CLASS                                      DISTRIBUTION FEE
        -----                                      ----------------
        Class A                                       $  481,369
        Class C                                            2,059
                                                      ----------

                                                      $  483,428
                                                      ==========

   For the year ended August 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $1,156,821 from commissions earned on the sale of the Fund's Class A shares.

   The Fund will reimburse CSAM for offering costs, in the amount of $116,142, that have been paid for by CSAM. Offering costs, including initial registration costs, have been deferred and were charged to expense during the Fund's first year of operation. CSAM paid an additional $26,000 in connection with the organization of the Fund. The Fund will not reimburse CSAM for these fees.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended August 31, 2003, Merrill was paid $13,860 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At August 31, 2003, the Fund had no loans outstanding under the Credit Facility. During the year ended August 31, 2003, the Fund had borrowings under the Credit Facility as follows:

        AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
        LOAN BALANCE          INTEREST RATE%           LOAN OUTSTANDING
        -------------        ----------------          ----------------
        $   1,239,600             2.068%                 $  2,130,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $158,519,238 and $50,500,840, and $155,069,183 and $67,806,731,
respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share, of which an unlimited number of shares is classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                                CLASS A
                                    -----------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                    -----------------------------------------------------------------
                                           AUGUST 31, 2003                  AUGUST 31, 2002(1),(2)
                                    -----------------------------------------------------------------
                                      SHARES           VALUE               SHARES          VALUE
                                    -----------    --------------        ----------    --------------
Shares sold                          28,018,489    $  283,346,547        12,374,803    $  123,925,106
Shares issued in reinvestment
  of dividends                          356,927         3,609,883            27,029           170,601
Shares redeemed                     (15,816,526)     (159,730,635)         (827,138)       (8,279,490)
                                    -----------    --------------        ----------    --------------
Net increase                         12,558,890    $  127,225,795        11,574,694    $  115,816,217
                                    ===========    ==============        ==========    ==============

                                               CLASS C
                                    ----------------------------
                                         FOR THE PERIOD ENDED
                                    ----------------------------
                                         AUGUST 31, 2003(3)
                                    ----------------------------
                                       SHARES            VALUE
                                    -----------     -------------
Shares sold                             193,003     $   1,951,440
Shares issued in reinvestment
  of dividends                              247             2,486
Shares redeemed                          (2,457)          (24,640)
                                    -----------     -------------
Net increase                            190,793     $   1,929,286
                                    ===========     =============

----------
(1) For the period July 23, 2002 (inception date) through August 31, 2002.
(2) The Class was seeded on May 8, 2002 with initial capital of $100,000 and 10,000 shares issued.
(3) For the period May 1, 2003 (inception date) through August 31, 2003.

   On August 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                               NUMBER OF        APPROXIMATE PERCENTAGE
                CLASS        SHAREHOLDERS        OF OUTSTANDING SHARES
               -------       ------------       ----------------------
               Class A            1                      8%
               Class C            5                     87%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of amortization of offering costs, losses deferred due to wash sales and Post-October losses.

   The tax characteristics of dividends and distributions paid during the year ended August 31, 2003 and 2002 for the Fund were as follows:

              ORDINARY INCOME                        LONG-TERM CAPITAL GAIN
              ---------------                        ----------------------
             2003          2002                       2003            2002
         ------------   ----------                    ----            ----
         $  6,318,338   $  325,402                    $ --            $ --

   At August 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

        Undistributed ordinary income               $     56,478
        Accumulated net realized loss                   (123,290)
        Unrealized depreciation                         (311,088)
        Undistributed ordinary loss - other              (90,925)
        Undistributed capital - other                   (752,981)
                                                    ------------
                                                    $ (1,221,806)
                                                    ============

   At August 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                             EXPIRES AUGUST 31, 2011
                             -----------------------
                                   $ (123,290)

   Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund will be unable to realize the benefit from these losses if it cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax year ended August 31, 2003, the Fund elected to defer net losses arising between November 1, 2002 and August 31, 2003 of $752,981.

   At August 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $246,042,326, $1,511,815, $(1,822,903) and $(311,088), respectively.

   At August 31, 2003, the Fund reclassified $1,174,228 from accumulated net realized gain from investments and $42,566 from paid in capital to accumulated undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments and paydowns. Net assets were not affected by these reclassifications.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Credit Suisse Short Duration Bond Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short Duration Bond Fund (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the periods then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 29, 2003

SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Short Duration Bond Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                        FOR                     WITHHELD
                                     ----------                 --------
           Richard H. Francis        20,312,693                  72,986
           Jack W. Fritz             20,312,693                  72,986
           Joseph D. Gallagher       20,312,693                  72,986
           Jeffrey E. Garten         20,312,693                  72,986
           Peter F. Krogh            20,312,693                  72,986
           James S. Pasman, Jr.      20,312,693                  72,986
           Steven N. Rappaport       20,312,693                  72,986
           William W. Priest         20,312,693                  72,986

           Total Eligible Shares     20,627,865
           Total Shares Voted        20,385,679
           % of Shares Voted              98.83%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,421,628           50.52%            51.12%
        Against               286,302            1.39%             1.40%
        Abstain               617,112            2.99%             3.03%
        Broker Non-votes    9,060,671           43.92%            44.45%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,414,179           50.49%            51.09%
        Against               291,255            1.41%             1.43%
        Abstain               619,608            3.00%             3.04%
        Broker Non-votes    9,060,671           43.92%            44.44%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,424,300           50.54%            51.14%
        Against               286,229            1.39%             1.40%
        Abstain               614,513            2.98%             3.01%
        Broker Non-votes    9,060,671           43.92%            44.45%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,413,163           50.48%            51.08%
        Against               292,271            1.42%             1.43%
        Abstain               619,608            3.00%             3.04%
        Broker Non-votes    9,060,671           43.92%            44.45%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,389,796           50.37%            50.96%
        Against               315,638            1.53%             1.55%
        Abstain               619,608            3.00%             3.04%
        Broker Non-votes    9,060,671           43.92%            44.45%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,465,050           50.73%            51.34%
        Against               245,479            1.19%             1.20%
        Abstain               614,513            2.98%             3.01%
        Broker Non-votes    9,060,671           43.92%            44.45%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                        % OF TOTAL SHARES      % OF TOTAL
                             SHARES        OUTSTANDING        SHARES VOTED
                           ----------   -----------------     ------------
        For                10,404,461           50.44%            51.04%
        Against               300,973            1.46%             1.47%
        Abstain               619,608            3.00%             3.04%
        Broker Non-votes    9,060,671           43.92%            44.45%

INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                 TERM                                     NUMBER OF
                                                 OF OFFICE(1)                             PORTFOLIOS IN
                                                 AND                                      FUND
                                 POSITION(S)     LENGTH         PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF        HELD WITH       OF TIME        OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                            FUND            SERVED         PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
-------------------------        -----------     ------------   --------------------      -------------    ---------------
INDEPENDENT TRUSTEES

Richard H. Francis               Trustee,        Since          Currently retired         44               None
c/o Credit Suisse Asset          Nominating      Fund
Management, LLC                  and Audit       Inception
466 Lexington Avenue             Committee
New York, New York               Member
10017-3140

Date of Birth: 04/23/32

Jack W. Fritz                    Trustee,        Since          Private investor;         43               Director of
2425 North Fish Creek Road       Nominating      Fund           Consultant and                             Advo, Inc.
P.O. Box 1287                    and Audit       Inception      Director of Fritz                          (direct mail
Wilson, Wyoming 83014            Committee                      Broadcasting, Inc.                         advertising)
                                 Member                         and Fritz
Date of Birth: 04/22/27                                         Communications
                                                                (developers and
                                                                operators of radio
                                                                stations)(1987 -
                                                                present)

Jeffrey E. Garten                Trustee,        Since          Dean of Yale              43               Director of
Box 208200                       Nominating      Fund           School of                                  Aetna, Inc.;
New Haven, Connecticut           and Audit       Inception      Management and                             Director of
06520-8200                       Committee                      William S. Beinecke                        Calpine
                                 Member                         Professor in the                           Corporation;
Date of Birth: 10/29/46                                         Practice of                                Director of
                                                                International                              CarMax Group
                                                                Trade and Finance                          (used car
                                                                (11/95 - present)                          dealers)

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                 TERM                                     NUMBER OF
                                                 OF OFFICE(1)                             PORTFOLIOS IN
                                                 AND                                      FUND
                                 POSITION(S)     LENGTH         PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF        HELD WITH       OF TIME        OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                            FUND            SERVED         PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
-------------------------        -----------     ------------   --------------------      -------------    ---------------
INDEPENDENT TRUSTEES--(CONTINUED)

Peter F. Krogh                   Trustee,        Since          Dean Emeritus and         43               Director of Carlisle
301 ICC                          Nominating      Fund           Distinguished                              Companies Incorporated
Georgetown University            and Audit       Inception      Professor of                               (diversified
Washington, DC 20057             Committee                      International Affairs                      manufacturing company);
                                 Member                         at the Edmund A. Walsh                     Member of Selection
Date of Birth: 02/11/37                                         School of Foreign                          Committee for Truman
                                                                Service, Georgetown                        Scholars and Henry Luce
                                                                University (6/95 -                         Scholars; Senior
                                                                present); Moderator of                     Associate of Center for
                                                                PBS foreign affairs                        Strategic and
                                                                television series                          International Studies;
                                                                (1988 - 2000)                              Director of numerous
                                                                                                           world affairs
                                                                                                           organizations

James S. Pasman, Jr.             Trustee,        Since          Currently retired         45               Director of Education
c/o Credit Suisse Asset          Nominating      Fund                                                      Management Corp.
Management, LLC                  and Audit       Inception
466 Lexington Avenue             Committee
New York, New York               Member
10017-3140

Date of Birth: 12/20/30

                                                 TERM                                     NUMBER OF
                                                 OF OFFICE(1)                             PORTFOLIOS IN
                                                 AND                                      FUND
                                 POSITION(S)     LENGTH         PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF        HELD WITH       OF TIME        OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                            FUND            SERVED         PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
-------------------------        -----------     ------------   --------------------      -------------    ---------------
INDEPENDENT TRUSTEES--(CONTINUED)

Steven N. Rappaport              Trustee,        Since          Partner of Leigh          45               None
Lehigh Court, LLC                Nominating      Fund           Court, LLC and RZ
40 East 52nd Street              Committee       Inception      Capital (private
New York, New York               Member and                     investment firms)
10022                            Audit                          (7/02 - present);
                                 Committee                      Consultant to SunGard
Date of Birth: 07/10/48          Chairman                       Securities Finance,
                                                                Inc. from February
                                                                2002 to July 2002;
                                                                President of SunGard
                                                                Securities Finance,
                                                                Inc. from 2001 to
                                                                February 2002;
                                                                President of Loanet,
                                                                Inc. (on-line
                                                                accounting service)
                                                                from 1997 to 2001

INTERESTED TRUSTEES

Joseph D. Gallagher(2)           Trustee,        Since          Managing Director and     46               None
Credit Suisse Asset              Chairman of     2003           Chief Executive
Management, LLC                  the Board and                  Officer of CSAM since
466 Lexington Avenue             Chief Executive                2003; Chief Executive
New York, New York               Officer                        Officer and Director
10017-3140                                                      of Credit Suisse Asset
                                                                Management Limited,
Date of Birth: 12/14/62                                         London, England, from
                                                                June 2000 to 2003;
                                                                Director of Credit
                                                                Suisse Asset
                                                                Management Funds (UK)
                                                                Limited, London,
                                                                England, from June
                                                                2000 to 2003; Managing
                                                                Director, Head --
                                                                Asian Corporate
                                                                Finance and M&A's,
                                                                Credit Suisse First
                                                                Boston, Hong Kong,
                                                                China, from January
                                                                1998 to May 1999

----------
(2) Mr. Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                 TERM                                     NUMBER OF
                                                 OF OFFICE(1)                             PORTFOLIOS IN
                                                 AND                                      FUND
                                 POSITION(S)     LENGTH         PRINCIPAL                 COMPLEX          OTHER
NAME, ADDRESS AND DATE OF        HELD WITH       OF TIME        OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
BIRTH                            FUND            SERVED         PAST FIVE YEARS           TRUSTEE          HELD BY TRUSTEE
--------------------------       -----------     ------------   --------------------      -------------    ---------------
INTERESTED TRUSTEES--(CONTINUED)

William W. Priest(3)             Trustee         Since          Co-Managing Partner,      50               None
Steinberg Priest & Sloane                        Fund           Steinberg Priest &
Capital Management                               Inception      Sloane Capital
12 East 49th Street                                             Management since
12th Floor                                                      March 2001; Chairman
New York, New York                                              and Managing Director
10017                                                           of CSAM from 2000 to
                                                                February 2001,
Date of Birth: 09/24/41                                         Chief Executive Officer
                                                                and Managing Director
                                                                of CSAM from
                                                                1990 to 2000

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                                 POSITION(S)     LENGTH
NAME, ADDRESS AND DATE OF        HELD WITH       OF TIME
BIRTH                            FUND            SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------        -----------     ------------   ----------------------------------------------
OFFICERS

Hal Liebes                       Vice President  Since          Managing Director and Global General Counsel of
Credit Suisse Asset              and Secretary   Fund           CSAM; Associated with CSAM since 1997; Officer
Management, LLC                                  Inception      of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro             Chief           Since          Director and Director of Fund Administration of
Credit Suisse Asset              Financial       Fund           CSAM; Associated with CSAM since 1984; Officer
Management, LLC                  Officer and     Inception      of other Credit Suisse Funds
466 Lexington Avenue             Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler              Assistant       Since          Director and Deputy General Counsel of CSAM;
Credit Suisse Asset              Secretary       Fund           Associated with CSAM since January 2000;
Management, LLC                                  Inception      Associated with the law firm of Swidler Berlin
466 Lexington Avenue                                            Shereff Friedman LLP from 1996 to 2000; Officer
New York, New York                                              of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio             Assistant       Since          Vice President and Administrative Officer of
Credit Suisse Asset              Treasurer       Fund           CSAM; Associated with CSAM since June 1996;
Management, LLC                                  Inception      Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                                 POSITION(S)     LENGTH
NAME, ADDRESS AND DATE OF        HELD WITH       OF TIME
BIRTH                            FUND            SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------        -----------     ------------   ----------------------------------------------
OFFICERS--(CONTINUED)

Joseph Parascondola              Assistant       Since          Assistant Vice President of CSAM; Associated
Credit Suisse Asset              Treasurer       Fund           with CSAM since April 2000; Assistant Vice
Management, LLC                                  Inception      President, Deutsche Asset Management from
466 Lexington Avenue                                            January 1999 to April 2000; Assistant Vice
New York, New York                                              President, Weiss, Peck & Greer LLC from
10017-3140                                                      November 1995 to December 1998; Officer of
                                                                other Credit Suisse Funds

Date of Birth: 06/05/63

Robert M. Rizza                  Assistant       Since          Assistant Vice President of CSAM since January
Credit Suisse Asset              Treasurer       Fund           2001; Associated with CSAM since 1998; Officer
Management, LLC                                  Inception      of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

P.O. Box 55030, Boston, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   CSSDA - 2 - 0803

ITEM 2.  CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 10(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the Registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1)   The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE SHORT DURATION BOND FUND

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  November 10, 2003


               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  November 10, 2003


               /s/ Michael A. Pignataro
               ------------------------
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  November 10, 2003